UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, Wisconsin 53212

(Address of principal executive offices) (Zip code)

Laurence K. Russian

ABS Investment Management LLC

537 Steamboat Road

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

ABS Long/Short Strategies Fund

Semi-Annual Report

October 31, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through such an institution. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling (877) 499-9990 if you hold your shares directly with the Fund, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive paper copies of all future reports free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling (877) 499-9990 if you hold your shares directly with the Fund, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

ABS Long/Short Strategies Fund

TABLE OF CONTENTS
October 31, 2020 (Unaudited)

Schedule of Investments	1
Summary of Investments	3
Statement of Assets, Liabilities and Shareholders’ Capital	4
Statement of Operations	5
Statements of Changes in Shareholders’ Capital	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to the Financial Statements	9
Other Information (Unaudited)	15

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.

ABS Long/Short Strategies Fund

Schedule of Investments
As of October 31, 2020 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*[a] — 93.1%
ASIAN EQUITY LONG/SHORT — 5.0%
Kylin Offshore Fund Ltd.	2/1/2012 [b]	$52,126	$48,725	Quarterly	60 Days
Pleiad Asia Offshore Feeder Fund	10/1/2014 [b]	6,588,013	8,396,296	Quarterly	60 Days [c,d]
		6,640,139	8,445,021
CHINA EQUITY LONG/SHORT — 4.6%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	4,335,926	7,710,970	Monthly	30 Days [e]

COMMODITY RELATED EQUITY — 4.4%
Lansdowne Energy Dynamics Fund Limited Class D	4/1/2018	6,057,485	7,363,740	Monthly	90 Days [c]

EUROPEAN EQUITY LONG/SHORT — 8.0%
Boldhaven Fund - Class 1A	7/1/2018	4,071,818	4,327,726	Quarterly	60 Days
Engadine Equity Fund - Institutional E	7/1/2017	4,583,705	4,402,760	Quarterly	45 Days
Rye Bay European Fund Ltd. - Class A	7/1/2017	4,453,192	4,596,485	Quarterly	65 Days
		13,108,715	13,326,971
FINANCIAL EQUITY LONG/SHORT — 4.0%
Azora Offshore Fund, Ltd.	5/1/2018	5,721,540	6,652,083	Quarterly	45 Days
Boathouse Row Offshore Ltd.	4/1/2017	102,253	61,310	Quarterly	60 Days
		5,823,793	6,713,393
GLOBAL EQUITY LONG/SHORT — 19.1%
140 Summer Partners Offshore Ltd.	7/1/2020	4,000,000	4,083,113	Quarterly	60 Days [d]
One01 Capital Partners, Ltd.	5/1/2020	6,500,000	7,530,899	Quarterly	45 Days [f]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	3,533,381	4,549,727	Quarterly	30 Days
Saya Offshore Fund Ltd. - Class B	8/1/2017	4,367,072	4,855,217	Quarterly	45 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016	9,194,398	10,946,861	Quarterly	60 Days [d]
		27,594,851	31,965,817
HEALTH CARE EQUITY LONG/SHORT — 10.3%
Camber Capital Fund L.P.	1/1/2016	5,271,315	6,371,689	Quarterly	90 Days [c]
Iron Triangle Offshore Fund Ltd	9/1/2020	4,000,000	4,161,642	Quarterly	60 Days
Logos Global Offshore Fund Ltd.	9/1/2019	4,400,000	6,738,889	Quarterly	60 Days
		13,671,315	17,272,220
LATIN AMERICA — 4.1%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	6,250,000	6,809,095	Monthly	90 Days

REAL ESTATE LONG/SHORT — 1.8%
Long Pond Offshore, Ltd.	6/1/2011 [b]	3,248,891	2,944,519	Quarterly	60 Days [d]

TMT EQUITY LONG/SHORT — 15.4%
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	5,321,632	6,189,883	Monthly	30 Days
SoMa Offshore, Ltd. Class A Founders	1/1/2017	6,930,066	11,625,855	Quarterly	60 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018	6,200,000	7,831,104	Quarterly	45 Days [f,g]
		18,451,698	25,646,842

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT — 13.5%
Altimeter Offshore Ltd. - Class A1	11/1/2013 [b]	$3,356,611	$4,782,100	Semi-Annually	60 Days
Antero Peak Long/Short Offshore Fund Ltd	1/1/2019	10,910,605	12,248,840	Quarterly	30 Days
StackLine Partners Offshore Fund, Ltd. - Class F	5/1/2018	5,324,805	5,515,974	Quarterly	60 Days [d]
		19,592,021	22,546,914
U.S. SMALL CAP — 2.9%
Medina Singh Investment Partners LP	8/1/2020	5,000,000	4,855,134	Quarterly	30 Days

TOTAL INVESTMENTS IN PORTFOLIO FUNDS — 93.1%		129,774,834	155,600,636

TOTAL INVESTMENTS — 93.1%		129,774,834	155,600,636
Other Assets in Excess of Liabilities — 6.9%			11,473,569
SHAREHOLDERS’ CAPITAL — 100.0%			$167,074,205

*	All Portfolio Funds are non-income producing securities.

[a]

Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of October 31, 2020 was $129,774,834 and $155,600,636 respectively.

[b]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (Note 1).

[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.

[d]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.

[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.

[f]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.

[g]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Summary of Investments
As of October 31, 2020 (Unaudited)

Security Type/Country of Domicile	Percent of Shareholders’ Capital
Investments in Portfolio Funds
Cayman Islands	77.1%
United States	13.1%
British Virgin Islands	2.9%
Total Investments in Portfolio Funds	93.1%
Total Investments	93.1%
Other Assets in Excess of Liabilities	6.9%
Shareholders’ Capital	100.0%

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Assets, Liabilities and Shareholders’ Capital
As of October 31, 2020 (Unaudited)

Assets:
Investments in Portfolio Funds, at fair value (cost $129,774,834)	$155,600,636
Cash	1,279,579
Portfolio Funds purchased in advance	7,500,000
Receivable for investments sold	4,621,930
Total assets	169,002,145

Liabilities:
Proceeds from sale of shares received in advance	865,000
Capital withdrawals payable	542,900
Management fees payable	442,630
Accounting and administration fees payable	43,624
Professional fees payable	16,524
Directors’ fees payable	8,333
Accrued other expenses	8,929
Total liabilities	1,927,940

Shareholders’ Capital	$167,074,205

Components of Shareholders’ Capital:
Paid-in capital	$152,989,932
Total distributable earnings	14,084,273
Shareholders’ Capital	$167,074,205

Shareholders’ Capital:
Founders’ Shares:
Shareholders’ Capital applicable to shares outstanding	$167,074,205
Shares of beneficial interest issued and outstanding	1,536,160
Net asset value, offering price and redemption proceeds per share	$108.76

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Operations
For the Six Months Ended October 31, 2020 (Unaudited)

Investment Income:
Interest	$22,942
Total investment income	22,942

Expenses:
Management fees	813,550
Accounting and administration fees	126,054
Professional fees	42,117
Other expenses	25,331
Transfer agent fees and expenses	15,738
Custodian fees	13,524
Tender offer filing fees	9,745
Directors’ fees	5,000
Total expenses	1,051,059
Management fees waived	(162,096)
Net expenses	888,963
Net investment loss	(866,021)

Net Realized and Unrealized Gain:
Net realized gain on investments	739,217
Net change in unrealized appreciation on investments	12,443,094
Net realized and unrealized gain	13,182,311

Net Increase in Shareholders’ Capital from Operations	$12,316,290

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statements of Changes in Shareholders’ Capital

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Changes in Shareholders’ Capital from:
Operations:
Net investment loss	$(866,021)	$(1,964,102)
Net realized gain (loss) on investments	739,217	(702,308)
Net change in unrealized appreciation on investments	12,443,094	891,868
Net increase (decrease) in Shareholders’ Capital from operations	12,316,290	(1,774,542)

Distributions to Shareholders:
Distributions:
Founders’ shares	—	(5,422,632)
Total distributions to shareholders	—	(5,422,632)

Capital Transactions:
Proceeds from sale of shares:
Founders’ shares	14,814,900	2,272,500
Reinvestment of distributions:
Founders’ shares	—	5,422,632
Payments for shares repurchased:
Founders’ shares	(10,857,969)	(29,234,277)
Net increase (decrease) in Shareholders’ Capital from capital transactions	3,956,931	(21,539,145)

Total increase (decrease) in Shareholders’ Capital	16,273,221	(28,736,319)

Shareholders’ Capital:
Beginning of period	150,800,984	179,537,303
End of period	$167,074,205	$150,800,984

Capital Share Transactions:
Shares sold:
Founders’ shares	138,735	21,994
Shares reinvested:
Founders’ shares	—	50,433
Shares repurchased:
Founders’ shares	(102,512)	(299,391)
Net increase (decrease) in capital share transactions	36,223	(226,964)

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Cash Flows
For the Six Months Ended October 31, 2020 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders’ Capital from operations	$12,316,290
Adjustments to reconcile net decrease in Shareholder’s Capital from operations to net cash used in operating activities:
Purchases of long-term investments	(27,500,000)
Proceeds from investments sold	28,909,165
Net realized gain on investments	(739,217)
Net change in unrealized appreciation on investments	(12,443,094)
Changes in operating assets and liabilities:
Increase in Portfolio Funds purchased in advance	(7,500,000)
Increase in receivable for investments sold	(4,121,895)
Increase in management fees payable	335,544
Decrease in professional fees payable	(25,384)
Increase in accounting and administration fees payable	1,688
Increase in directors’ fees payable	5,000
Increase in accrued other expenses payable	2,133
Net cash used in operating activities	(10,759,770)

Cash flows from financing activities
Net change in proceeds from sale of shares in advance	600,100
Net change in capital withdrawals payable	(915,314)
Proceeds from sale of shares	14,814,900
Payments for shares repurchased	(10,857,969)
Net cash provided by financing activities	3,641,717

Net decrease in cash	(7,118,053)

Cash:
Beginning of year	8,397,632
End of year	$1,279,579

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Financial Highlights
Founders’ Shares

Per share operating performance.
For a capital share outstanding throughout each year or period.

	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017**	For the Period January 4, 2016* through April 30, 2016
Net asset value, beginning of period	$100.5382		$103.9650	$105.0730	$101.3354	$93.8163	$100.0000
Net Increase (Decrease) in Shareholders’ Capital from Operations
Net investment loss	(0.4548)		(1.7403)	(0.2101)	(0.9702)	(1.0177)	(0.3095)
Net realized and unrealized gain (loss) on investments	8.6775		1.4772	1.8328	7.6547	8.5368	(5.8742)
Net Increase (Decrease) in Shareholders’ Capital from Operations	8.2227		(0.2631)	1.6227	6.6845	7.5191	(6.1837)

Less Distributions:
From net investment income	—		(1.9235)	—	—	—	—
From net realized gains	—		(1.2402)	(2.7307)	(2.9469)	—	—
Total distributions	—		(3.1637)	(2.7307)	(2.9469)	—	—

Net asset value, end of period	$108.7609		$100.5382	$103.9650	$105.0730	$101.3354	$93.8163

Total Return(1)	8.18	%(2)	(0.45)%	1.76%	6.61%	8.01%	(6.18	)%(2)

Ratios and Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$167,074		$150,801	$179,537	$79,440	$66,303	$56,928
Net investment loss to average Shareholders’ Capital(3)	(1.06	)%(4)	(1.10)%	(1.10)%	(1.10)%	(1.10)%	(1.10	)%(4)
Ratio of gross expenses to average Shareholders’ Capital(3)(5)	1.30	%(4)	1.25%	1.24%	1.48%	1.63%	2.33	%(4)
Ratio of expense waiver to average Shareholders’ Capital(3)	(0.20	)%(4)	(0.15)%	(0.14)%	(0.38)%	(0.53)%	(1.23	)%(4)
Ratio of net expenses to average Shareholders’ Capital(3)	1.10	%(4)	1.10%	1.10%	1.10%	1.10%	1.10	%(4)
Portfolio Turnover	18	%(2)	18%	20%	30%	14%	0	%(2)

*	Commencement of operations.

**

The financial highlights presented for the Founders’ Shares for the year ended April 30, 2017 includes operating results and net assets of the Institutional Shares, which were converted into Founders Shares on April 1, 2017.

(1)	Total Return based on net asset value per share is the combination of changes in net asset value per share and reinvested dividend income at net asset value per share, if any.

(2)	Not annualized.

(3)	The ratios do not include investment income or expenses of the Portfolio Funds in which the Fund invests.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Notes to the Financial Statements
October 31, 2020 (Unaudited)

1. ORGANIZATION

ABS Long/Short Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and operates as a “tender offer fund.” The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets’ risk and volatility.

To achieve its investment objective, the Fund, under normal circumstances, invests its assets pursuant to equity long/short strategies through investments in private investment vehicles or “hedge funds” (“Portfolio Funds”).

Generally, the equity long/short strategies employed by the Portfolio Funds involve taking long and short positions in the equity securities (or the equivalent thereof) of U.S. and foreign issuers. These long and short positions are created by purchasing and selling short specific equity securities or groups of equity securities.

The Portfolio Funds may utilize a variety of investment approaches and techniques to implement their long/short equity strategies. The Portfolio Funds, for example, may construct long and short portions based upon the following strategies: (1) a mispricing of equity securities relative to each other or relative to historic norms; (2) the effect of events on different equity securities; (3) perceived valuations of equity securities (e.g., whether an issuer is overvalued or undervalued); and/or (4) the effect of global economic and political changes on the prices of equity securities (collectively, “Long/Short Equity Strategies”). The Portfolio Funds may utilize a variety of investment styles (e.g., growth/value, small cap/large cap) and focus on specific sectors, regions (e.g. U.S., emerging markets, global) and asset classes (e.g., common stocks, preferred stocks and convertible securities) to implement the Long/Short Equity Strategies. The Portfolio Funds in the aggregate will provide the Fund with market exposure that may be net short or net long.

While it is anticipated that the Portfolio Funds will primarily invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other equity securities such as preferred stock, convertible securities and warrants to implement their equity long/short strategies.

A Portfolio Fund may also invest in fixed income securities such as corporate debt obligations, government securities, municipal securities, financial institution obligations, mortgage-related securities, asset-backed securities and zero-coupon securities issued by U.S. issuers and similar securities issued by foreign issuers (collectively, “Fixed Income Securities”) on an opportunistic basis. It is expected that the Portfolio Funds may apply techniques similar to the Long/Short Equity Strategy to implement long/short positions in Fixed Income Securities.

The Fund commenced operations on January 4, 2016. The Fund had no operations prior to January 4, 2016 other than those relating to its organization and the sale of 1,000 shares of beneficial interest in the Fund at $100.0000 per share to ABS Investment Management LLC (the “Adviser”) on September 29, 2015. Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”) on January 4, 2016, ABS (3)(C)(1) LP (the “Predecessor Fund”), was reorganized with and into the Founders’ Shares (“Founders’ Shares”) of the Fund. This exchange was nontaxable, whereby the Fund issued 447,524 shares for the net assets of the Predecessor Fund on January 4, 2016. Total assets with a fair market value of $44,752,356 including securities of the Predecessor Fund with a fair value of $40,243,919 (identified cost of investments transferred $33,647,656) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund’s registration statement permits it to offer three classes of shares known as the Founders’ Shares, Institutional Shares (“Institutional Shares”) and A Shares (“A Shares”). The Fund commenced investment operations on January 4, 2016 with the Founders’ Shares. The Institutional Shares commenced operations on July 1, 2016. On April 1, 2017, the Fund converted all of the shareholders of the Institutional Shares into the Founders’ Shares. As of October 31, 2020, no shareholder had purchased Institutional Shares and the A Shares had not commenced operations.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

a. Fair Value of Financial Instruments

The Board of Trustees (“Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Portfolio Funds at fair value.

The valuations of investments in Portfolio Funds are generally supported by monthly valuation statements received from the Portfolio Funds’ independent administrators. In addition, investor reports and audited financial statements, among other things, may be considered when available or necessary.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund or its independent administrator does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Portfolio Fund based on the most recent estimated value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy.

b. Investment Income

Interest income is recorded on an accrual basis.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Adviser or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, costs of insurance, registration expenses and trustees’ fees. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to certain share classes.

d. Income Tax Information & Distributions to Shareholders

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2020 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2017-2020 and as of and during the six months ended October 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of April 30, 2020, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$13,341,100
Gross unrealized depreciation	(5,530,826)
Net unrealized appreciation	$7,810,274
Cost of investments	$136,017,216

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in partnerships and passive foreign investment companies (“PFICs”).

The tax basis of distributable earnings as of September 30, 2019, the Fund’s last tax year, with unrealized appreciation on investments adjusted for activity through the Fund’s fiscal year ended April 30, 2020, shown below represent distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years.

Undistributed ordinary income	$—
Undistributed long-term capital gains	64,941
Tax accumulated earnings	64,941
Accumulated capital and other losses	$(1,197,950)
Unrealized appreciation on investments	7,810,274
Total accumulated earnings (deficit)	$6,677,265

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The tax character of distributions paid during the tax periods ended September 30, 2019 and September 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary Income	$—	$—
Long-term Capital Gains	4,429,975	2,065,189
Total Distributions	$4,429,975	$2,065,189

As of September 30, 2019, the Fund had $1,197,950 of qualified late-year ordinary losses which are deferred until fiscal year 2020 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2020 (Unaudited)

e. Cash

Cash includes interest bearing non-restricted cash with one financial institution.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

The Fund is managed by the Adviser, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. Certain officers of the Fund are also directors and officers of the Adviser.

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner reasonably consistent with the investment objective and policies of the Fund. As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreement, the Fund will pay the Adviser a fee at an annual rate equal to 1.00%, payable monthly based on the Fund’s month end net asset value.

Under the terms of the expense limitation agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Founders’ Shares to 1.10% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments), acquired fund fees and expenses, dividend expenses on short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The expense limitation agreement, however, provides for the Adviser’s recoupment of expenses reimbursed and/or fees waived by the Adviser, for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the Founders’ Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. The expense limitation agreement will continue until August 30, 2021 and may be terminated or extended at any time by the Board. The Adviser cannot unilaterally terminate the expense limitation agreement prior to August 30, 2021. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

For the six months ended October 31, 2020, the Adviser waived management fees totaling $162,096. At October 31, 2020, the amount of these potentially recoverable expenses was $955,022 (see below). The Adviser may recapture all or a portion of the following amounts no later than April 30 of the years stated below:

2021	$284,857
2022	242,399
2023	265,670
2023	162,096
Total	$955,022

Foreside Fund Services, LLC acts as the Fund’s principal underwriter.

4. RELATED PARTY TRANSACTIONS

At October 31, 2020, Shareholders who are affiliated with the Adviser owned less than 1% of Shareholders’ Capital of the Fund.

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than twenty-five percent (25%) of the voting securities creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2020, Operating Engineers Local 324 Pension Fund had ownership in the Fund in the amount of 33.75%. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by Shareholders of the Fund.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2020 (Unaudited)

6. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon Shareholders’ Capital, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

7. REPURCHASES OF SHARES

Shareholders do not have the right to require the Fund to redeem any or all of their Shares. To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

8. DIVIDEND REINVESTMENT PLAN

Shareholders will automatically participate in the Fund’s Dividend Reinvestment Plan (“DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares of the same class unless they elect in writing to receive distributions in cash in their subscription agreement with the Fund. UMB Fund Services, Inc. (the “Agent”) acts as the agent for participants under the DRIP. Participants in the DRIP will receive an amount of Shares equal to the amount of the distribution on that Participant’s Shares divided by the immediate post-distribution NAV per Share of the Shares of that class.

Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid by wire (or, if the Shares are held in street or other nominee name, then to the nominee) by UMB Fund Services, Inc. as dividend paying agent. To the extent shareholders make an election to receive distributions in cash, the Fund may pay any or all such distributions in a combination of cash and Shares. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

A shareholder may withdraw from the DRIP at any time. There will be no penalty for withdrawal from the DRIP and shareholders who have previously withdrawn from the DRIP may rejoin it at any time. Changes in elections must be in writing and should include the shareholder’s name and address as they appear on the records of the Fund. An election to withdraw from the DRIP will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for a distribution declared and having a record date of at least 10 (ten) days after the date on which the election is received. A shareholder whose Shares are held in the name of a broker or nominee should contact such broker or nominee concerning changes in that shareholder’s election.

9. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2020, the purchase and sale of investments, excluding short-term investments, were $27,500,000 and $28,909,165, respectively.

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Redemptions in Portfolio Funds are recorded on a redemption effective date basis which is generally the last day of the calendar month in which the redemption is effective.

Portfolio Funds purchased in advance of $7,500,000 represented on the Statement of Assets, Liabilities and Shareholders’ Capital, are amounts paid for Portfolio Funds but the subscription is not yet effective. The Fund has not yet taken possession of shares or has interest evidencing legal ownership of the Portfolio Funds.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2020 (Unaudited)

10. INDEMNIFICATION

In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

11. RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and Portfolio Fund manager risks. Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. While the Adviser will attempt to moderate any risks of securities activities of the Portfolio Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Adviser will not have any control over the Portfolio Fund managers, thus there can be no assurances that a Portfolio Fund manager will manage its portfolio in a manner consistent with the Fund’s investment objective.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

ABS Long/Short Strategies Fund

Other Information (Unaudited)
October 31, 2020

Dividend Reinvestment Plan

Questions concerning the DRIP should be directed to the Agent at 235 West Galena Street, Milwaukee, Wisconsin 53212 or (877) 499-9990.

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30 no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-499-9990 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

This section describes some factors considered by the Board of Trustees (the “Trustees” or “Board”) of the ABS Long/Short Strategies Fund (the “Fund”) in the Board’s consideration and approval of the key agreement under which the Fund is managed. As a registered investment company, the Fund is subject to the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules under the 1940 Act that have been adopted by the U.S. Securities and Exchange Commission. Under the 1940 Act, the Board, including a majority of the Trustees who are not parties to the Fund’s contract for investment advisory services and who are independent from management under a statutory standard set forth in that Act (the “Independent Trustees”), must, to allow an investment adviser to manage the Fund, approve the renewal of the Fund’s agreement for investment advisory services. For the Fund, this agreement is called the Investment Advisory Agreement (the “Advisory Agreement”), and it appoints ABS Investment Management LLC (the “Adviser”) to serve as investment adviser.

At a meeting held on October 28, 2020 (the “Meeting”), the Board, including all of the Independent Trustees, met telephonically, joined by, among others, representatives of the Adviser and counsel to the Fund and the Independent Trustees (“Counsel”), to give consideration to the Advisory Agreement. On behalf of the Board, Counsel requested from, and received, a substantial amount of information provided by the Adviser in seeking approval from the Board for renewal of the Advisory Agreement (the “Meeting Materials”). A description of certain of the factors the Board considered and its conclusions in approving the Advisory Agreement follows.

The Board reviewed information provided by ABS in the Meeting Materials, which included, among other things, information regarding: (1) the Adviser’s organizational structure, management, personnel and proposed services to the Fund; (2) the services to be provided by the Adviser under the Advisory Agreement; (3) the fees to be paid by the Fund to the Adviser for services rendered under the Advisory Agreement; (4) the Expense Limitation Agreement; (5) the profitability of the Fund to the Adviser; (6) the financial stability of the Adviser; (7) the Fund’s performance; (8) other benefits received by the Adviser; and (9) the Adviser’s compliance program, including the Adviser’s Code of Ethics. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Advisory Agreement are summarized below.

The Board considered the services to be rendered by the Adviser to the Fund as set forth in the Advisory Agreement, including without limitation: the provision of a complete investment management program for Fund and related Board reporting, the voting of proxies relating to portfolio investments, and the fair valuation of the Fund’s portfolio investments, which will consist principally of interests in private investment companies, subject to oversight of the Trust’s Valuation Committee. The Board also considered the due diligence process utilized by the Adviser to identify and evaluate managers of the potential private investment companies in which the Fund will invest and the Adviser’s compliance policies and procedures including those dedicated to assuring that investments made are consistent with the Fund’s investment objectives and limitations. The Board concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Fund

ABS Long/Short Strategies Fund

OTHER INFORMATION (Unaudited) - Continued
October 31, 2020

are appropriate and consistent with the terms of the Fund’s Advisory Agreement, that the quality of those services are anticipated to be consistent with industry norms and that the Fund is likely to benefit from the Adviser’s management of the Fund’s investment program.

The Board compared the Fund’s performance to the performance of its benchmark (the MSCI AC World Index) and a comparable fund for the one-year periods ending March 31, 2018, 2019, and 2020. The Board also compared the Fund’s performance to the performance of its benchmark and a different comparable fund for the one-year periods ending January 31, 2018, 2019, and 2020. The Board noted that the Fund trailed its benchmark in all periods (except the March 31, 2020 one-year period) while also noting periods where the Fund trailed or exceeded the performance of the comparable fund for those same time periods. The Board noted the recent difficult market for hedge funds and concluded that they were satisfied with the Adviser’s performance.

The Board considered the estimated costs of the services provided by the Adviser (recognizing that it is difficult for the Adviser to allocate its costs between the services that it provides to the Fund versus the services that it provides to its other clients), and the compensation and benefits received by the Adviser in providing services to the Fund, noting that the Adviser estimated that it made a modest profit in providing services to the Fund in 2020, and expected to be profitable again in 2021. The Board also considered the Adviser’s profitability in light of its agreement to cap expenses under the Expense Limitation Agreement. The Board concluded that the management fee was reasonable when considering the Adviser’s estimated costs to provide the services and the compensation and benefits received by the Adviser in providing such services.

The Board considered the extent to which economies of scale could be realized, and whether fee levels would reflect those economies. They considered the fact that the Fund’s management fee was generally in line with the rates charged by other comparable funds and below the rate of many of the comparable funds, that the Fund had the second lowest total net expense ratio when compared to a group of 10 comparable funds, and the Adviser’s statement that it did not believe that the current asset levels of the Fund warranted break points at this time, but that it would continue to consider the advisability of utilizing break points in the future, and concluded that economies of scale based on current assets were appropriately reflected in current fee levels.

The Trustees noted that the Adviser was not receiving any 12b-1 fees or shareholder servicing fees and that the Adviser did not have any affiliated parties that were being paid any fees or receiving any other benefits from the Fund. In addition, the Trustees considered the Adviser’s representation that increased exposure to registered investment advisers is a benefit that the Adviser might gain by serving as the Fund’s investment adviser and concluded that the anticipated benefits to be realized by Adviser from managing the Fund were acceptable.

The Board compared the expected fees and expenses of the Fund (including the management fee) to certain other closed-end tender offer fund of funds. The Board noted that with respect to the proposed management fee to be paid to the Adviser, three peer funds had a lower management fee, five peer funds had a higher management fee and two peer funds had the same management fee. With respect to the Fund’s net expense ratio, after taking into account the expense cap (but excluding acquired fund fees), the Fund’s total net expense ratio is lower than all of the other funds in the peer group except for one. The Board also considered the fees the Adviser charges to private funds that it manages with a similar strategy to the Fund, noting that the fees charged to the private funds were comparable to the fees proposed for the Fund, with the exception that certain of the private funds are also charged an additional performance fee on top of their management fee. The Board concluded that the Adviser’s anticipated fees and profits to be derived from its relationship with the Fund in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other investment advisers for managing comparable funds and fees charged by the Adviser to private funds that it manages. The Board also concluded that the overall expense ratio of the Fund was reasonable, taking into account the projected size of the Fund and the quality of services to be provided by the Adviser.

The Board considered all factors set forth above and no one factor alone was deemed dispositive. Based upon Mr. DuBois’ and the Adviser’s presentation to the Board and the Board Materials considered in connection with the renewal of the Advisory Agreement, as well as the information provided throughout the course of the year, the Board concluded that the overall arrangements between the Fund and the Adviser, as set forth in the Advisory Agreement, are fair and reasonable in light of the services to be performed, investment advisory fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

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Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has formed a Nominating Committee composed of the Independent Trustees. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ABS Long/Short Strategies Fund

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	January 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	January 7, 2021

By (Signature and Title)*	/s/ David J. Finn
David J. Finn, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	January 7, 2021

*	Print the name and title of each signing officer under his or her signature.